Note 17 - Related Parties	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of related party [text block]
Note 17.	Related Parties

Set out in the table below are the related parties with which Opera had transactions in the periods included in these consolidated financial statements.

Related parties	Nature of related party relationship
Beijing OFY Co., Ltd.	Key management personnel.
Keeneyes Future Holding Inc.	Entity controlled by Opera’s chairman and chief executive officer.
Kunlun Tech Co., Ltd., and its subsidiaries ("Kunlun")	Key management personnel and the ultimate parent of Opera.
nHorizon Innovation (Beijing) Software Ltd. and nHorizon Infinite (Beijing) Software Ltd.	Joint ventures of Opera until mid-2023, after which nHorizon Innovation is classified as an associate.
OPay Ltd., and its subsidiaries ("OPay")	Key management personnel and an associate of Opera until mid-2021.
Qifei International Development Co., Ltd.	Entity with significant influence over Opera.
Star Group Interactive Inc. ("Star X")	Subsidiary of Kunlun and associate of Opera until April 2022.
Wisdom Connection III Holding Inc.	Entity controlled by former director of Opera and member of key management personnel of Opera's parent.

At the time of the transactions disclosed in this note, Opera’s chairman and chief executive officer had control or significant influence over Beijing OFY, Keeneyes Future Holding, Kunlun, OPay, and Star X.

Transactions with Related Parties

On January 12, 2023, Opera entered into a share transfer agreement with Kunlun Tech Limited, a subsidiary of Kunlun, and Keeneyes Future Holding Inc., each a shareholder in Opera, for the sale of marketable securities, which Opera held as part of its investment program discussed in Note 16. The investment program was subsequently terminated. The share transfer agreement granted Opera the right and obligation to sell a variable number of marketable securities on January 31, 2023, to be determined by Opera but subject to an upper limit, for a fixed price per security sold determined as the daily average closing price over the 15 trading days preceding the agreement. As such, Kunlun Tech Limited and Keeneyes Future Holding Inc. were exposed to both upside and downside market price risk as of the date of the agreement. The transaction closed with a sufficient number of securities sold to offset the dividends payable to Kunlun Tech Limited and Keeneyes Future Holding Inc., equal to a total consideration of $59.0 million determined based on the agreed price per security. At the date of closing, the market value of the shares based on their then-quoted price per share was $74.0 million. Consequently, during the month of January 2023 Opera recognized $15.5 million of fair value gain and a partially offsetting loss on disposal of $15.0 million. The net gain of $0.5 million on the shares sold was recognized as part of the net gain (loss) on the investment portfolio, specified in Note 16.

On April 21, 2022, Opera sold its 19.4% ownership interest in Star X to Kunlun for a fixed consideration of $83.5 million in cash. An initial $28.4 million installment was received in 2022. In mid-2023, as Opera declared the first semi-annual dividend of $0.40 per ADS under the recurring cash dividend program adopted at the same time, the dividend payable on the ordinary shares held by Kunlun, totaling $25.1 million, was offset against Opera’s Star X receivable. Similarly, of the dividend declared in December 2023, an equal amount was offset against the receivable when the dividend was paid in January 2024. Future dividend payments on Kunlun’s ordinary shares in Opera will also be offset until the Star X receivable is fully settled. See Notes 12 and 16 for additional information about the receivable and dividend program, respectively.

Opera entered into a strategic cooperation agreement with nHorizon Infinite under which nHorizon Infinite sources advertising inventory from supply-side platforms and publishers for Opera to sell to its customers. nHorizon Infinite is entitled to 30% of the net revenue Opera generates from the sale of the inventory. At the time the agreement was entered into, nHorizon Infinite was classified as a joint venture, but subsequently the arrangement establishing joint control was terminated.

Opera acquired services from Kunlun, including a lease of office property in Beijing, China, and engineering services. Certain costs that Opera incurred due to being a subsidiary of Kunlun were reimbursed by Kunlun to Opera. Similarly, Opera incurred certain costs related to personnel who were engaged by Star X, which were reimbursed by Star X to Opera. Furthermore, at the end of 2022, Opera sold certain software to Kunlun in exchange for Opera being entitled to 1% of net profits generated from the software, if any, limited to $5.0 million. The software did not generate any profits in 2023.

In 2022 and 2023, Kunlun granted equity awards involving equity instruments of Kunlun to employees of Opera as compensation for services these employees provide to Opera. Opera does not have any obligation to settle the share-based payment transaction. Opera accounts for the fair value of the grants as a personnel expense over the vesting period with a corresponding increase in equity, effectively an equity contribution from the ultimate parent of Opera. See Note 4 for additional details on Kunlun's share incentive plan.

The table below summarizes transactions with related parties (in thousands):

	Year ended December 31,
	2021	2022	2023
Sales of goods and services:
Beijing OFY	$1,069	$256	$-
Kunlun	-	1,055	926
nHorizon Infinite	456	543	42
Purchases of goods and services:
Kunlun	2,207	5,737	1,361
nHorizon Infinite	-	1,777	2,448
Other transactions:
Keeneyes Future Holding:
- Sale of marketable securities (Note 16)	-	-	7,800
Kunlun:
- Share-based payment expense (Note 4)	-	1,865	6,450
- Sale of shares in Star X (Note 13)	-	83,468	-
- Interest income on receivable from sale of Star X (Note 13)	-	1,285	1,556
- Sale of marketable securities (Note 16)	-	-	51,208
Qifei International Development Co. Ltd.:
- Repurchase of shares (Note 16)	$-	$128,563	$-

See Note 4 for details on compensation for key management personnel of Opera.

Balances with Related Parties

Outstanding balances with related parties include trade receivables and payables related to the transactions disclosed above. Outstanding balances also include a receivable due from OPay for development and key management personnel services provided in 2020, and a receivable due from Wisdom Connection III Holding Inc. from a sale of shares in OPay in 2019. The table below specifies outstanding balances as of year-end (in thousands):

	As of December 31, 2022		As of December 31, 2023
	Receivables	Payables	Receivables	Payables
Kunlun (1)	$57,700	$3,516	$34,098	$372
nHorizon Infinite (2)	32	483	-	-
OPay	589	126	589	111
Wisdom Connection III Holding	500	-	500	-
Total	$58,821	$4,125	$35,187	$483
(1)	Of the total amount of receivables due from Kunlun, the receivable from the sale of Star X amounted to $56.4 million and $32.8 million as of December 31, 2022 and 2023, respectively.
(2)	nHorizon Infinite ceased to be a related party from mid-2023.

As of December 31, 2023, Opera had recognized loss provisions for receivables due from related parties of $0.3 million ( December 31, 2022: $0.1 million).